Other disclosures - Risk Management and Principal Risks - Maximum exposure and effects of netting, collateral and risk transfer (audited) (Details) - GBP (£)		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure	[1]	£ 329,502,000,000	£ 343,887,000,000
Netting and set-off		(175,998,000,000)	(172,001,000,000)
Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		1,414,036,000,000	1,410,915,000,000
Netting and set-off		(183,634,000,000)	(179,551,000,000)
Cash collateral		(36,261,000,000)	(36,034,000,000)
Non-cash collateral		(372,691,000,000)	(376,060,000,000)
Risk transfer		(21,180,000,000)	(11,822,000,000)
Net exposure		800,270,000,000	807,448,000,000
On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		1,055,054,000,000	1,066,389,000,000
Netting and set-off		(183,634,000,000)	(179,551,000,000)
Cash collateral		(35,777,000,000)	(35,511,000,000)
Non-cash collateral		(321,271,000,000)	(332,525,000,000)
Risk transfer		(19,071,000,000)	(10,237,000,000)
Net exposure		495,301,000,000	508,565,000,000
Cash and bank balances at central banks [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		150,258,000,000	177,069,000,000
Netting and set-off		0	0
Cash collateral		0	0
Non-cash collateral		0	0
Risk transfer		0	0
Net exposure		150,258,000,000	177,069,000,000
Cash collateral and settlement balances [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		83,256,000,000	77,222,000,000
Netting and set-off		0	0
Cash collateral		0	0
Non-cash collateral		0	0
Risk transfer		0	0
Net exposure		83,256,000,000	77,222,000,000
Reverse repurchase agreements [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		3,379,000,000	2,308,000,000
Netting and set-off		0	0
Cash collateral		0	(17,000,000)
Non-cash collateral		(3,379,000,000)	(2,261,000,000)
Risk transfer		0	0
Net exposure		0	30,000,000
Other assets [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		1,375,000,000	1,006,000,000
Netting and set-off		0	0
Cash collateral		0	0
Non-cash collateral		0	0
Risk transfer		0	0
Net exposure		1,375,000,000	1,006,000,000
Off-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		358,982,000,000	344,526,000,000
Netting and set-off		0	0
Cash collateral		(484,000,000)	(523,000,000)
Non-cash collateral		(51,420,000,000)	(43,535,000,000)
Risk transfer		(2,109,000,000)	(1,585,000,000)
Net exposure		304,969,000,000	298,883,000,000
Off-balance sheet [member] | Contingent liabilities [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		24,527,000,000	20,303,000,000
Netting and set-off		0	0
Cash collateral		(400,000,000)	(399,000,000)
Non-cash collateral		(4,412,000,000)	(1,418,000,000)
Risk transfer		(159,000,000)	(190,000,000)
Net exposure		19,556,000,000	18,296,000,000
Financial assets at fair value through the income statement [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		125,591,000,000	143,629,000,000
Netting and set-off		0	0
Cash collateral		(1,146,000,000)	(3,007,000,000)
Non-cash collateral		(112,316,000,000)	(127,828,000,000)
Risk transfer		(57,000,000)	(89,000,000)
Net exposure		12,072,000,000	12,705,000,000
Financial assets at fair value through other comprehensive income [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		64,727,000,000
Netting and set-off		0
Cash collateral		0
Non-cash collateral		(305,000,000)
Risk transfer		(1,051,000,000)
Net exposure		63,371,000,000
Trading portfolio assets [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		58,117,000,000	64,517,000,000
Netting and set-off		0	0
Cash collateral		0	0
Non-cash collateral		(557,000,000)	(605,000,000)
Risk transfer		0	0
Net exposure		57,560,000,000	63,912,000,000
Financial investments [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure			51,694,000,000
Netting and set-off			0
Cash collateral			0
Non-cash collateral			0
Risk transfer			(399,000,000)
Net exposure			51,295,000,000
Reverse repurchase agreements [member] | Financial assets at fair value through the income statement [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		96,887,000,000	119,041,000,000
Netting and set-off		0	0
Cash collateral		(1,132,000,000)	(2,996,000,000)
Non-cash collateral		(95,736,000,000)	(115,601,000,000)
Risk transfer		0	0
Net exposure		19,000,000	444,000,000
Other financial assets [member] | Financial assets at fair value through the income statement [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		763,000,000	542,000,000
Netting and set-off		0	0
Cash collateral		0	0
Non-cash collateral		0	0
Risk transfer		0	0
Net exposure		763,000,000	542,000,000
Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		229,236,000,000	222,538,000,000
Netting and set-off		(175,998,000,000)	(172,001,000,000)
Cash collateral		(33,411,000,000)	(31,402,000,000)
Derivative financial instruments [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		8,215,000,000	10,755,000,000
Netting and set-off		(6,589,000,000)	(8,450,000,000)
Derivative financial instruments [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		229,236,000,000	222,538,000,000
Netting and set-off		(175,998,000,000)	(172,001,000,000)
Cash collateral		(33,411,000,000)	(31,402,000,000)
Non-cash collateral		(5,511,000,000)	(5,502,000,000)
Risk transfer		(5,564,000,000)	(4,712,000,000)
Net exposure		8,752,000,000	8,921,000,000
Traded loans [member] | Trading portfolio assets [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		5,378,000,000	7,234,000,000
Netting and set-off		0	0
Cash collateral		0	0
Non-cash collateral		(134,000,000)	(154,000,000)
Risk transfer		0	0
Net exposure		5,244,000,000	7,080,000,000
Loans and advances [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		339,115,000,000	326,406,000,000
Netting and set-off		(7,636,000,000)	(7,550,000,000)
Cash collateral		(1,220,000,000)	(1,085,000,000)
Non-cash collateral		(199,203,000,000)	(196,329,000,000)
Risk transfer		(12,399,000,000)	(5,037,000,000)
Net exposure		118,657,000,000	116,405,000,000
Loans and advances [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member] | Credit Impaired - Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		4,695,000,000	5,136,000,000
Netting and set-off		0	0
Cash collateral		(23,000,000)	(9,000,000)
Non-cash collateral		(2,944,000,000)	(3,210,000,000)
Risk transfer		(36,000,000)	(86,000,000)
Net exposure		1,692,000,000	1,831,000,000
Loans and advances [member] | Financial assets at fair value through the income statement [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		22,692,000,000	19,524,000,000
Netting and set-off		0	0
Cash collateral		(14,000,000)	(11,000,000)
Non-cash collateral		(16,580,000,000)	(11,782,000,000)
Risk transfer		(57,000,000)	(89,000,000)
Net exposure		6,041,000,000	7,642,000,000
Home loans [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		154,479,000,000	150,284,000,000
Netting and set-off		0	0
Cash collateral		(294,000,000)	(295,000,000)
Non-cash collateral		(153,939,000,000)	(149,679,000,000)
Risk transfer		(70,000,000)	(132,000,000)
Net exposure		176,000,000	178,000,000
Home loans [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member] | Credit Impaired - Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		1,809,000,000	2,125,000,000
Netting and set-off		0	0
Cash collateral		(2,000,000)	(3,000,000)
Non-cash collateral		(1,785,000,000)	(2,083,000,000)
Risk transfer		(14,000,000)	(31,000,000)
Net exposure		8,000,000	8,000,000
Credit cards, unsecured loans and other retail lending [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		55,296,000,000	56,431,000,000
Netting and set-off		0	0
Cash collateral		(778,000,000)	(725,000,000)
Non-cash collateral		(5,283,000,000)	(5,608,000,000)
Risk transfer		(258,000,000)	(451,000,000)
Net exposure		48,977,000,000	49,647,000,000
Credit cards, unsecured loans and other retail lending [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member] | Credit Impaired - Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		1,074,000,000	1,249,000,000
Netting and set-off		0	0
Cash collateral		(12,000,000)	(6,000,000)
Non-cash collateral		(250,000,000)	(232,000,000)
Risk transfer		(2,000,000)	(38,000,000)
Net exposure		810,000,000	973,000,000
Wholesale loans [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		129,340,000,000	119,691,000,000
Netting and set-off		(7,636,000,000)	(7,550,000,000)
Cash collateral		(148,000,000)	(65,000,000)
Non-cash collateral		(39,981,000,000)	(41,042,000,000)
Risk transfer		(12,071,000,000)	(4,454,000,000)
Net exposure		69,504,000,000	66,580,000,000
Wholesale loans [member] | Financial assets at amortised cost [member] | On-balance sheet [member] | Exposure to credit risk [member] | Credit Impaired - Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		1,812,000,000	1,762,000,000
Netting and set-off		0	0
Cash collateral		(9,000,000)	0
Non-cash collateral		(909,000,000)	(895,000,000)
Risk transfer		(20,000,000)	(17,000,000)
Net exposure		874,000,000	850,000,000
Debt securities [member] | Financial assets at fair value through the income statement [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		5,249,000,000	4,522,000,000
Netting and set-off		0	0
Cash collateral		0	0
Non-cash collateral		0	(445,000,000)
Risk transfer		0	0
Net exposure		5,249,000,000	4,077,000,000
Debt securities [member] | Trading portfolio assets [member] | On-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		52,739,000,000	57,283,000,000
Netting and set-off		0	0
Cash collateral		0	0
Non-cash collateral		(423,000,000)	(451,000,000)
Risk transfer		0	0
Net exposure		52,316,000,000	56,832,000,000
Loan commitments [member] | Off-balance sheet [member] | Exposure to credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Maximum Exposure		334,455,000,000	324,223,000,000
Netting and set-off		0	0
Cash collateral		(84,000,000)	(124,000,000)
Non-cash collateral		(47,008,000,000)	(42,117,000,000)
Risk transfer		(1,950,000,000)	(1,395,000,000)
Net exposure		£ 285,413,000,000	£ 280,587,000,000

[1]	The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’